Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and reserve income
Reserve income	$ 634,274	$ 423,263	$ 1,192,185	$ 782,902	$ 1,661,084	$ 1,430,606	$ 735,885
Other revenue	23,804	6,767	44,466	12,222	15,169	19,860	36,167
Total revenue and reserve income	658,078	430,030	1,236,651	795,124	1,676,253	1,450,466	772,052
Distribution, transaction and other costs
Distribution and transaction costs	406,472	246,901	753,784	449,643	1,010,811	719,806	286,953
Other costs	470	1,476	805	5,471	6,553	7,918	22,401
Total distribution, transaction and other costs	406,942	248,377	754,589	455,114	1,017,364	727,724	309,354
Operating expenses
Compensation expenses	503,392	67,604	579,012	128,753	263,410	296,055	212,961
General and administrative expenses	43,140	35,729	73,824	66,246	137,283	100,128	82,272
Depreciation and amortization expenses	14,209	12,632	28,089	24,225	50,854	34,887	13,277
IT infrastructure costs	8,760	6,875	16,432	13,209	27,109	20,722	11,835
Marketing expenses	7,910	5,638	11,770	6,456	17,326	36,544	78,839
Gain on sale of intangible assets					0	(21,634)	0
Merger termination expenses					0	0	44,194
Digital assets (gains) losses	(693)	2,929	5,577	(1,444)	(4,251)	(13,488)	57,436
Total operating expenses	576,718	131,407	714,704	237,445	491,731	453,214	500,814
Operating income (loss) from continuing operations	(325,582)	50,246	(232,642)	102,565	167,158	269,528	(38,116)
Other (expense) income, net	(160,421)	1,921	(163,524)	22,478	54,416	49,421	(720,393)
Net income (loss) from continuing operations before income taxes	(486,003)	52,167	(396,166)	125,043	221,574	318,949	(758,509)
Income tax (benefit) expense	(3,903)	19,244	21,143	43,481	64,583	47,400	3,263
Net income (loss) from continuing operations	(482,100)	32,923	(417,309)	81,562	156,991	271,549	(761,772)
Net loss from discontinued operations					(1,324)	(3,987)	(7,075)
Net income (loss)	$ (482,100)	$ 32,923	$ (417,309)	$ 81,562	$ 155,667	$ 267,562	$ (768,847)
Earnings (loss) per share
Continuing operations, Basic					$ 0.33	$ 0.95	$ (16.33)
Discontinued operations, Basic					0	0	(0.15)
Earnings (loss) per share attributable to common stockholders, Basic	$ (4.48)	$ 0	$ (5.04)	$ 0	0.33	0.95	(16.48)
Continuing operations, Diluted					0.3	0.78	(16.33)
Discontinued operations, Diluted					0	0	(0.15)
Earnings (loss) per share attributable to common stockholders, Diluted	$ (4.48)	$ 0	$ (5.04)	$ 0	$ 0.3	$ 0.78	$ (16.48)
Weighted-average shares used in computing earnings (loss) per share attributable to common stockholders, Basic	107,514	54,396	82,877	54,186	54,413	47,265	46,663
Weighted-average shares used in computing earnings (loss) per share attributable to common stockholders, Diluted	107,514	70,416	82,877	72,976	73,042	67,549	46,663